Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Cash, cash equivalents and short-term investments	$ 37,646
Restricted cash	406	$ 103
Impact on income from 5% change in U.S. dollar against foreign currency	1,200
Impact on net loss from a 50 basis point change in interest rates	$ 305
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	65.00%	88.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	35.00%	12.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days